LOANS - Corporate Loans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans
Loans, net of unearned income	$ 644,635	$ 665,472
Corporate
Loans
Total loans	275,219	272,203
Net unearned income (loss)	(554)	(562)
Loans, net of unearned income	274,665	271,641
Corporate | Commercial and industrial
Loans
Loans, net of unearned income	110,389	113,831
Corporate | Financial institutions
Loans
Loans, net of unearned income	67,832	62,069
Corporate | Mortgage and real estate
Loans
Loans, net of unearned income	38,473	34,783
Corporate | Lease financing
Loans
Loans, net of unearned income	2,113	2,174
In U.S. offices | Corporate
Loans
Total loans	134,829	123,312
In U.S. offices | Corporate | Commercial and industrial
Loans
Total loans	35,055	32,704
In U.S. offices | Corporate | Financial institutions
Loans
Total loans	36,272	25,102
In U.S. offices | Corporate | Mortgage and real estate
Loans
Total loans	32,537	29,425
In U.S. offices | Corporate | Installment, revolving credit and other
Loans
Total loans	29,207	34,434
In U.S. offices | Corporate | Lease financing
Loans
Total loans	1,758	1,647
In offices outside the U.S. | Corporate
Loans
Total loans	140,390	148,891
In offices outside the U.S. | Corporate | Commercial and industrial
Loans
Total loans	79,239	82,663
In offices outside the U.S. | Corporate | Financial institutions
Loans
Total loans	33,269	38,372
In offices outside the U.S. | Corporate | Mortgage and real estate
Loans
Total loans	6,031	6,274
In offices outside the U.S. | Corporate | Installment, revolving credit and other
Loans
Total loans	19,259	18,714
In offices outside the U.S. | Corporate | Lease financing
Loans
Total loans	356	527
In offices outside the U.S. | Corporate | Government and official institutions
Loans
Total loans	$ 2,236	$ 2,341